Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill [Line Items]
Opening balance	$ 357,523	$ 315,441
Current period acquisitions	148,110	36,922
Foreign exchange movement	(7,512)	5,160
Closing balance	$ 498,121	$ 357,523